Details of Significant Accounts - Income tax, schedule of deferred income tax assets or liabilities as a result of temporary differences and tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning	$ 2,047	$ 257
Recognized in profit or loss	434	1,817
Net exchange differences	2	(27)
Business Combination	0	0
Balance at the ending	2,483	2,047
Unrealized expenses
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning	2,050	256
Recognized in profit or loss	217	1,820
Net exchange differences	2	(26)
Business Combination	0	0
Balance at the ending	2,269	2,050
Allowance for bad debts
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning	13	0
Recognized in profit or loss	(12)	13
Net exchange differences	0	0
Business Combination	0	0
Balance at the ending	1	13
Unrealized exchange losses
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning	(14)	0
Recognized in profit or loss	2	(14)
Net exchange differences	0	0
Business Combination	0	0
Balance at the ending	(12)	(14)
Others
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning	(2)	1
Recognized in profit or loss	227	(2)
Net exchange differences	0	(1)
Business Combination	0	0
Balance at the ending	225	(2)
Unpatented technology
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning	0
Recognized in profit or loss	35
Net exchange differences	0
Business Combination	(523)
Balance at the ending	$ (488)	$ 0